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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22769

Broadmark Funds

(Exact name of registrant as specified in charter)

300 Drake’s Landing Road, Suite 150 Greenbrae, CA	94904
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq

Ultimus Fund Solutions, LLC    225 Pictoria Drive, Suite 450    Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 925-4970

Date of fiscal year end:      November 30

Date of reporting period:    May 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Broadmark Tactical Plus Fund Semi-Annual Report May 31, 2013 (Unaudited)

Investment Adviser	Administrator
Broadmark Asset Management LLC	Ultimus Fund Solutions, LLC
300 Drake’s Landing Road, Suite 150	P.O. Box 46707
Greenbrae, CA 94904	Cincinnati, Ohio 45246-0707
1-877-742-8061

Broadmark Funds

July 23, 2013

Dear Shareholder:

Enclosed is the first semi-annual report to shareholders of the Broadmark Tactical Plus Fund, the initial series of Broadmark Funds (the “Fund”).  On behalf of the Fund and its investment adviser, Broadmark Asset Management LLC, I would like to welcome you and thank you for your investment.

From inception on December 31, 2012 through May 31, 2013, the Investor Class and Institutional Class of the Fund generated positive returns of 6.50% and 6.60%, respectively.

In light of the globally stressful environment, U.S. equity markets, as measured by the S&P 500 Index, gained an impressive 13.82% for the first half of 2013. Here in the U.S., we were coming off of the Fiscal Cliff and into the Sequester, Cyprus banks collapsed and North Korea was threatening strikes against the U.S. All of these headwinds were offset by global Central Bank policy. The Federal Reserve's expansive bond buying program lifted U.S. equity markets steadily to new all-time highs with periodic pullbacks. Defensive issues led the way in the first quarter due to higher dividend yields. Into the second quarter, we saw a rotation out of the defensive issues and into higher beta segments of the market. As the market grinded higher, the Federal Reserve began to hint of tapering its bond buying program. This contributed to the spike in the yield on the 10 year Treasury Note, followed by a decline in interest rate sensitive segments of the market. We saw a 7% pullback in the S&P 500 Index following the FOMC meeting in June, but equity markets found their support and headed toward yet another all-time high in July.

Broadmark’s investment process begins with an assessment of the fundamental economic environment through Valuation, Monetary Policy, and Investor Sentiment. We then validate these qualitative factors with a more quantitative assessment through our multi-factor Volume/Breadth Momentum Model. Here is a brief summary of our view of these “Four Pillars” of our investment process:

Valuation remained slightly elevated through June, with the S&P 500 Index’s median price-earnings ratio at 19.5 times earnings on a trailing basis. Valuations are above their long-term averages, but not yet in overvalued territory.

The Federal Reserve Board’s attempt to provide a warning that extremely accommodative Monetary Policy would not go on in perpetuity and that the Fed may begin some type of tapering caused a spike in interest rates in early June. This was a significant and serious development causing our monetary models to move from positive to neutral.  Following the FOMC meeting in June, markets moved lower with the MSCI Emerging Market Index and commodity related segments of the market declining the most. Bond markets had a breath-taking move lower as the S&P 500 Index declined 7.4% from the May 22 high.

Investor Sentiment deteriorated as the markets moved higher (became excessively optimistic). Extremes in both hedge fund net long exposures and our sentiment models coincided with the May peak in equities. The correction triggered by Chairman Bernanke’s tapering reference caused our sentiment models to improve and reached levels coincident with the end of intermediate-term corrections.

Our intermediate-term momentum model deteriorated quickly as the S&P 500 Index moved lower. Following the end of the 7% correction in the S&P 500 Index, we reached oversold conditions that are coincident with intermediate-term bottoms and our short-term models turned up. Our long-term momentum model remained positive through the end of the second quarter.

Abrupt changes in Federal Reserve policy have always preceded a spike in yields and a dip in equities. Looking ahead we are watching yields and sentiment levels closely and adjusting the portfolio accordingly. If rates stabilize and sentiment improves we could be set up for another leg higher in equity markets.

Warmest regards,

Christopher J. Guptill
President, Broadmark Funds
Portfolio Manager, Broadmark Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.  Performance current through the most recent month end is available by calling 1-877-742-8061.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please call 1-877-742-8061 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Foreside Fund Services, LLC.

The Letter to Shareholders seeks to describe some of the current opinions of Broadmark Asset Management LLC and views of the financial markets. Although Broadmark Asset Management LLC believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

BROADMARK TACTICAL PLUS FUND
PORTFOLIO INFORMATION
May 31, 2013 (Unaudited)

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
May 31, 2013 (Unaudited)
EXCHANGE-TRADED FUNDS ‒ 42.1%	Shares	Value

SPDR S&P 500 ETF Trust (Cost $394,828)	2,610	$426,056

PUT OPTION CONTRACTS ‒ 0.1%	Contracts	Value

S&P 500 Index Option, 6/22/2013 @ $1,500 (Cost $4,532)	4	$1,010

MONEY MARKET FUNDS ‒ 28.3%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.08% (a)
(Cost $285,893)	285,893	$285,893

Total Investments at Value ‒ 70.5% (Cost $685,253)		$712,959

Other Assets in Excess of Liabilities ‒ 29.5%		299,034

Net Assets ‒ 100.0%		$1,011,993

(a)	The rate shown is the 7-day effective yield as of May 31, 2013.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
May 31, 2013 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Future	06/21/2013	1	$81,450	$586
Mini Russell 2000®Index Future	06/21/2013	1	98,310	(10)
Total Futures Contracts Sold Short			$179,760	$576

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2013 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$685,253
At value (Note 2)	$712,959
Margin deposits for futures contracts (Note 2)	15,400
Margin deposits for option contracts (Note 2)	95,468
Dividends receivable	20
Variation margin receivable (Notes 2 and 5)	9,893
Receivable from Adviser (Note 4)	113,271
Other assets	103,171
TOTAL ASSETS	1,050,182

LIABILITIES
Variation margin payable (Notes 2 and 5)	2,919
Payable to administrator (Note 4)	6,500
Other accrued expenses	28,770
TOTAL LIABILITIES	38,189

NET ASSETS	$1,011,993

NET ASSETS CONSIST OF:
Paid-in capital	$968,884
Accumulated net investment loss	(2,826)
Accumulated net realized gains from securities transactions
and other financial instruments	17,653
Net unrealized appreciation (depreciation) on:
Investments	31,228
Option contracts	(3,522)
Futures contracts	576
NET ASSETS	$1,011,993

NET ASSET VALUE PER SHARE:
INVESTOR CLASS
Net assets applicable to Investor Class shares	$53,252
Investor Class shares of beneficial interest outstanding	5,000
Net asset value, offering price and redemption price per share (Note 2)	$10.65

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class shares	$958,741
Institutional Class shares of beneficial interest outstanding	89,914
Net asset value, offering price and redemption price per share (Note 2)	$10.66

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2013 (a) (Unaudited)
INVESTMENT INCOME
Dividends	$1,611

EXPENSES
Legal fees	54,211
Offering costs (Note 1)	46,134
Trustees’ fees and expenses (Note 4)	40,225
Registration and filing fees	13,990
Fund accounting fees (Note 4)	12,521
Compliance services fees (Note 4)	12,000
Administration fees (Note 4)	10,000
Transfer agent fees, Investor Class (Note 4)	5,000
Transfer agent fees, Institutional Class (Note 4)	5,000
Insurance expense	7,604
Organization expense (Note 1)	5,625
Postage and supplies	5,108
Custodian and bank service fees	3,391
Investment advisory fees (Note 4)	3,366
Printing of shareholder reports	1,170
Distribution fees, Investor Class (Note 4)	54
Other expenses	5,247
TOTAL EXPENSES	230,646
Fee reductions and expense reimbursements by the Adviser (Note 4):
Common	(203,980)
Investor Class	(11,166)
Institutional Class	(11,063)
NET EXPENSES	4,437

NET INVESTMENT LOSS	(2,826)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
AND OPTION AND FUTURES CONTRACTS (Note 5)
Net realized gains (losses) from:
Investments	3,319
Option contracts	(623)
Futures contracts	14,957
Net change in unrealized appreciation (depreciation) on:
Investments	31,228
Option contracts	(3,522)
Futures contracts	576
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
AND OPTION AND FUTURES CONTRACTS	45,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,109

(a)	Represents the period from the commencement of operations (December 31, 2012) through May 31, 2013.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
Period
Ended
May 31, 2013 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(2,826)
Net realized gains (losses) from:
Investments	3,319
Option contracts	(623)
Futures contracts	14,957
Net change in unrealized appreciation (depreciation) on:
Investments	31,228
Option contracts	(3,522)
Futures contracts	576
Net increase in net assets resulting from operations	43,109

FROM CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	868,884

TOTAL INCREASE IN NET ASSETS	911,993

NET ASSETS
Beginning of period	100,000
End of period	$1,011,993

ACCUMULATED NET INVESTMENT LOSS	$(2,826)

CAPITAL SHARE ACTIVITY
Investor Class
Shares outstanding, beginning of period	5,000
Shares outstanding, end of period	5,000

Institutional Class
Shares sold	84,914
Shares outstanding, beginning of period	5,000
Shares outstanding, end of period	89,914

(a)	Represents the period from the commencement of operations (December 31, 2012) through May 31, 2013.

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND - INVESTOR CLASS
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period
	Ended
	May 31, 2013 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.06)
Net realized and unrealized gains on investments	0.71
Total from investment operations	0.65

Net asset value at end of period	$10.65

Total return (b)	6.50%	(c)

Net assets at end of period	$53,252

Ratios/supplementary data:
Ratio of total expenses to average net assets	123.10%	(d)
Ratio of net expenses to average net assets (e)	1.84%	(d)
Ratio of net investment loss to average net assets (e)	(2.80%)	(d)
Portfolio turnover rate	341%	(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through May 31, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period
	Ended
	May 31, 2013 (a)
	(Unaudited)

Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gains on investments	0.69
Total from investment operations	0.66

Net asset value at end of period	$10.66

Total return (b)	6.60%	(c)

Net assets at end of period	$958,741

Ratios/supplementary data:
Ratio of total expenses to average net assets	75.12%	(d)
Ratio of net expenses to average net assets (e)	1.49%	(d)
Ratio of net investment loss to average net assets (e)	(2.45%)	(d)
Portfolio turnover rate	341%	(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through May 31, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered.  The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2013 (Unaudited)

1.	Organization

Broadmark Tactical Plus Fund (the “Fund”) is a diversified series of Broadmark Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”).  The Fund commenced operations on December 31, 2012.

The investment objective of the Fund is to seek to produce, in any market environment, above-average risk-adjusted returns with less downside volatility than the S&P 500 Index.

The Fund offers two classes of shares:  Investor Class shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Class shares and a shareholder service fee of up to 0.15% of the average annual daily net assets attributable to Investor Class shares) and Institutional Class shares (sold without any sales loads or distribution fees, but subject to a shareholder service fee of up to 0.05% of the average annual daily net assets attributable to Institutional Class shares).  Each share class represents an ownership interest in the same investment portfolio.

All costs incurred by the Fund in connection with its organization and offering of shares were borne by the Adviser, for which the Adviser may seek reimbursement by the Fund as described in Note 4.  Repayment is no guaranteed because terms of agreement must be met.  Organizational costs are charged to expenses as incurred.  Offering costs incurred by the Fund prior to the start of operations were treated as deferred charges.  Offering costs are amortized over the twelve month period following the commencement of operations using the straight line method.

2.	Significant Accounting Policies

The following is a list of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities, Options and Futures Valuation – The Fund’s portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for business.  The pricing and valuation of portfolio securities is determined in accordance with procedures approved by, and under the direction of, the Trust’s Board of Trustees (the “Board”).  Securities listed on an exchange or quoted on a national market system are valued at the last sale price or, if it was not traded during the day, at the most recent bid price.  Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they are valued at closing over-the-counter bid prices.  If a security is traded on more than one exchange, it is valued at the last sale price on the exchange where it is principally traded.  Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation.  Futures contracts, which are traded on a commodities exchange, are valued at their closing settlement price on the exchange on which they are primarily traded.  Over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities.  If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities.  Short-term obligations (debt securities that mature in less than 60 days) are generally valued at amortized cost.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which market quotations are not readily available and securities for which the Fund has reason to believe the market quote should not be relied upon are valued by the Fund’s investment adviser in accordance with procedures approved by the Board.  Other times when the investment adviser would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day.  In such cases, the value for a security may be different from most recent quoted market values.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$426,056	$-	$-	$426,056
Put Option Contracts	-	1,010	-	1,010
Money Market Funds	285,893	-	-	285,893
Total	$711,949	$1,010	$-	$712,959

Other Financial Instruments:
Futures Contracts	$(179,760)	$-	$-	$(179,760)
Total	$(179,760)	$-	$-	$(179,760)

As of May 31, 2013, the Fund did not have any transfers in and out of any Level.  The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The net asset value per share of each class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business.  The net asset value per share of each class of the Fund is calculated by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.  The offering price and redemption price per share of each class is equal to the net asset value per share of each class.

Security transactions and investment income – Security transactions are accounted for on their trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned and includes amortization of discounts and premiums.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Class specific expenses are charged directly to the class incurring the expense.   Common expenses which are not attributable to a specific class are allocated daily to each class based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are typically declared and paid one time during each calendar year.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date.  There were no distributions paid to shareholders during the period ended May 31, 2013.

Futures Contracts and Option Transactions – The Fund may purchase and write (sell) put and call options on broad-based stock indices and on individual securities and may enter into futures contracts.  The Fund may engage in these techniques as part of its investment strategy and for hedging purposes.

When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded as a liability in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily.  If an option expires unexercised on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated.  If an index option is exercised, the Fund will be required to pay the difference between the closing index value and the exercise price of the option.  In this event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

When the Fund purchases or sells a stock index futures contract, no price is paid to or received by the Fund upon the purchase or sale of the futures contract.  Instead, the Fund is required to deposit with the futures commission merchant an amount of cash or qualifying securities currently ranging from 5% to 10% of the contract amount.  This is called the “initial margin deposit.”  Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying stock index.  The Fund recognizes an unrealized gain or loss equal to the daily variation margin.  If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.  The margin deposits for futures contracts and the variation margin receivable or payable are reported on the Statement of Assets and Liabilities.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any realized capital gains as required. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2013:

Tax cost of portfolio investments	$686,137
Gross unrealized appreciation	$30,344
Gross unrealized depreciation	(3,522)
Net unrealized appreciation on investments	26,822
Net unrealized appreciation on futures contracts	576
Accumulated net investment loss	(2,826)
Other gains	18,537
Total distributable earnings	$43,109

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions for the current tax year and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

During the period ended May 31, 2013, the total cost of purchases and the total cost of proceeds from sales of investment securities, other than short-term investments, amounted to $1,413,172 and $1,021,664, respectively.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

The Chief Executive Officer of Broadmark Asset Management LLC (the “Adviser”), the investment adviser to the Fund, is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent.

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Management Agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser serves as the investment adviser to the Fund.  For its services, the Fund pays the Adviser an investment advisory fee at the annual rate of 1.15% of the Fund’s average daily net assets.

The Adviser has contractually agreed pursuant to a written expense limitation agreement (the “Expense Limitation Agreement”) to reduce its investment management fees and/or reimburse other operating expenses of the Fund in order to limit total operating expenses (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions, any acquired funds fees and expenses and any extraordinary expenses, such as litigation or indemnification costs) to an annual rate (as a percentage of average daily net assets) of 1.84% for Investor Class shares and 1.49% for Institutional Class shares.  Accordingly, during the period ended May 31, 2013, the Adviser waived its entire advisory fee of $3,366 and reimbursed the Fund for $200,614 of expenses not attributable to a particular class, $11,166 of Investor Class expenses and $11,063 of Institutional Class expenses.

Any such fee reductions or expense reimbursements by the Adviser may be reimbursed by the Fund, provided that the Fund is able to make such repayment without causing total ordinary operating expenses to exceed the annual rates of 1.84% and 1.49% for Investor Class shares and Institutional Class shares, respectively, and provided further that the fees and expenses for which the Adviser has requested reimbursement were incurred within the preceding three fiscal years of the repayment.  As of May 31, 2013, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling $363,209.  The Adviser may recover a portion of this amount no later than the dates as stated below:

December 24, 2015	May 31, 2016
$137,000	$226,209

COMPLIANCE CONSULTING SERVICES
Alaric Compliance Services, LLC (“Alaric”) provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust.  In addition, a Director of Alaric serves as the Trust’s Chief Compliance Officer.  For these services, Alaric receives $2,000 per month from the Trust.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related administrative services to the Fund.  Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions, and materials for meetings of the Board.  For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.10% of the Fund’s average daily net assets up to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,500 per month.  The monthly minimum is discounted to $2,000 during the first year of the Fund’s operations and $2,250 during the second year of the Fund’s operations.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

FUND ACCOUNTING AGREEMENT
Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, during the first year of operations, the Fund pays Ultimus a base fee of $2,500 each month, plus an asset-based fee at the annual rate of 0.01% of the Fund’s average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.  The base fee increases to $2,750 each month during the second year of the Fund’s operations and increases to $3,000 each month during the third year of the Fund’s operations.  In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder services functions.  For these services, Ultimus receives from the Fund $20 annually for each direct account and $15 annually for certain accounts established through financial intermediaries, subject to a monthly minimum fee for each share class.  The minimum monthly fee for each share class is $1,500 if such class has 100 or more shareholder accounts; $1,250 if such class has between 25 and 100 shareholder accounts; and $1,000 if such class has less than 25 shareholder accounts.  In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), pursuant to which the Fund may pay intermediaries and other persons for rendering distribution services and for bearing any related expenses with respect to the Investor Class shares of the Fund, which fees will not exceed the annual rate of 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  During the period ended May 31, 2013, the Investor Class shares incurred $54 in distribution and service fees under the Plan.

The Fund has also adopted a shareholder services plan, pursuant to which the Fund is authorized to pay third party service providers for non-distribution related services.  These payments, which are calculated daily and paid monthly, may not exceed the annual rate of 0.15% with respect to Investor Class shares and 0.05% with respect to Institutional Class shares.  During the period ended May 31, 2013, no such fees were incurred by the Fund.

DISTRIBUTION AGREEMENT
The Trust has entered into a Distribution Agreement with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor provides distribution services and serves as the principal underwriter to the Fund.  The Distributor’s fees are paid by the Adviser.

COMPENSATION OF TRUSTEES
Trustees affiliated with the Adviser are not compensated by the Fund for their services. Each Trustee who is not an affiliated person of the Adviser receives from the Fund an annual retainer of $25,000, payable quarterly, plus reimbursement of travel and other expenses incurred in attending meetings.

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

5.	Derivatives Risk and Transactions

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses.  The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

The Fund’s positions in derivative instruments as of May 31, 2013 are recorded in the following locations in the Statement of Assets and Liabilities:

		Fair Value		Gross Notional Amount
Type of Derivative	Location	Asset Derivatives	Liability Derivatives	Outstanding May 31, 2013
Index put options purchased	Investments in securities at value	$1,010	$-	$652,296
Futures contracts sold short	Variation margin receivable (payable)	9,893	(2,919)	(179,760)
		$10,903	$(2,919)	$472,536

The average monthly notional amount of put options purchased during the period ended May 31, 2013 was $108,716.  The average monthly notional amount of futures contracts purchased and sold during the period ended May 31, 2013 was $193,247 and $42,983, respectively.

Transactions in derivative instruments for the Fund during the period ended May 31, 2013 are recorded in the following locations in the Statement of Operations:

Type of Derivative	Location	Realized Gains (Losses)	Location	Change in Unrealized Appreciation (Depreciation)
Option contracts	Net realized gains (losses) from option contracts	$(623)	Net change in unrealized appreciation (depreciation) on option contracts	$(3,522)
Futures contracts	Net realized gains (losses) from futures contracts	23,868	Net change in unrealized appreciation (depreciation) on futures contracts	-
Futures contracts sold short	Net realized gains (losses) from futures contracts	(8,911)	Net change in unrealized appreciation (depreciation) on futures contracts	576

BROADMARK TACTICAL PLUS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they are possible.  In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.  As of May 31, 2013, the Fund had 28.3% of the value of its net assets invested in a money market mutual fund registered under the 1940 Act.

7.	Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

BROADMARK TACTICAL PLUS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent period (December 31, 2012) and held until the end of the period (May 31, 2013).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.  The Fund does not charge transactions fees, such as purchase or redemptions fees, and does not charge a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning	Ending
	Account Value	Account Value
	December 31,	May 31,	Expenses Paid
Investor Class	2012	2013	During Period*
Based on Actual Fund Return	$1,000.00	$1,065.00	$7.91

*	Expenses are equal to the annualized expense ratio of 1.84% for the period, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period since inception).

BROADMARK TACTICAL PLUS FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning	Ending
	Account Value	Account Value
	December 1,	May 31,	Expenses Paid
Investor Class	2012	2013	During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.76	$9.25

*	Expenses are equal to the annualized expense ratio of 1.84% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

	Beginning	Ending
	Account Value	Account Value
	December 31,	May 31,	Expenses Paid
Institutional Class	2012	2013	During Period*
Based on Actual Fund Return	$1,000.00	$1,066.00	$6.41

*	Expenses are equal to the annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 152/365 (to reflect the period since inception).

	Beginning	Ending
	Account Value	Account Value
	December 1,	May 31,	Expenses Paid
Institutional Class	2012	2013	During Period*
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.50	$7.49

*	Expenses are equal to the annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

BROADMARK TACTICAL PLUS FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-877-742-8061. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-877-742-8061, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2013 will be available without charge upon request no later than August 31, 2013 by calling the Trust toll-free at 1-877-742-8061, or on the SEC’s website at http://www.sec.gov.

BROADMARK TACTICAL PLUS FUND
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”) at an in-person meeting held on December 3, 2012, at which all of the Trustees were present.

In considering whether to approve the Management Agreement, the Trustees, including the Independent Trustees, reviewed and considered the factors discussed below and the information made available to them in advance of, and at, the Meeting relating to such factors, in addition to other information they deemed relevant.

(i)
Nature, Extent, and Quality of the Services.  The Trustees reviewed and considered the nature, extent and quality of the proposed services to be provided by the Adviser under the Management Agreement.  The Trustees considered the proposed role of the Adviser in all aspects of the Fund’s investment program, including its discretionary authority in selecting the Fund’s investments. The Trustees also reviewed and considered the qualifications of the portfolio manager and other key personnel of the Adviser who would provide the investment advisory services to the Fund. The Trustees reviewed the current Form ADV of the Adviser, and considered the Fund’s investment objective and policies and the capabilities of the Adviser to pursue such objective and policies.  The Trustees noted the institutional history of the Adviser, including its compliance program and regulatory history, as well as its risk management processes.  The Trustees also reviewed and considered the nature and extent of the non-advisory services to be provided by the Adviser, including, among other things, its proposed efforts during the Fund’s start-up phase with respect to promoting the Fund and growing the Fund’s assets and providing office facilities, equipment and personnel.

(ii)
Investment Performance.  The Trustees noted that, since the Fund had not yet commenced operations, it had no historical performance.  As such, the Trustees considered the performance of similarly managed accounts that are advised and sub-advised by the Adviser.  The Trustees reviewed the performance record of Mr. Guptill during his management of a comparable fund in which the Adviser served as sub-adviser and compared such performance against the returns of the S&P 500 Index and Morningstar group category. The Trustees were mindful that the investment process that will be used by the Adviser in managing the Fund is similar to that used in managing the comparable fund. The Trustees also considered, among other things, the Adviser’s capabilities, personnel, history and investment strategies, and concluded that the Adviser had the appropriate resources to provide investment management services to the Fund.

BROADMARK TACTICAL PLUS FUND
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(Unaudited) (Continued)

(iii)	Economies of Scale. The Trustees discussed economies of scale, noting that breakpoints were not appropriate at this time because the Fund had not yet commenced operations.

(iv)
Management Fee and Expense Ratio.  The Trustees considered the proposed management fee, projected asset levels of the Fund and the overall expenses of the Fund, including the nature and frequency of investment management fee payments.  The Trustees also considered that the Adviser had agreed to enter into an expense limitation agreement, and that the Fund would benefit if, pursuant to that agreement, the Adviser waived a portion of its investment management fee or reimbursed certain expenses of the Fund for a period of time based on the projected initial asset levels of the Fund.  The Trustees then compared the investment management fee and the estimated fees and expenses of the Fund to the advisory fees and fees and expenses of the Comparable Funds. The Trustees noted that the management fee and total net expense ratios (with waivers) of the Fund were within the range of fees and ratios of the Comparable Funds. The Trustees noted that the average net assets for the Comparable Funds were larger than the projected net assets for the Fund. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the management fee to be paid to the Adviser by the Fund was fair and reasonable in light of the services to be provided by the Adviser.

(v)
Profitability and Fall-Out Benefits. The Trustees reviewed financial information relating to the Adviser, including financial statements and information regarding the Adviser’s productivity.  The Trustees considered that the Adviser did not expect to begin earning a profit unless the Fund reached significant asset levels.  The Trustees also considered the potential for indirect benefits to be realized by the Adviser from its relationship with the Fund, including the ability to place small accounts into the Fund and the potential to generate soft dollars from Fund trades that may benefit the Adviser’s other clients. The Trustees concluded that the Adviser’s estimated profitability was not such as to prevent the Trustees from approving the Management Agreement.

Conclusion.  The Trustees concluded by noting that, in approving the Management Agreement, their decision was based on evaluation of the totality of factors and information presented or available to them and not on any one factor, report, representation or response.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

It is currently the policy of the Nominating Committee not to consider nominees recommended by shareholders as candidates for Board membership.  The Committee will periodically reevaluate the merits of this policy.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Broadmark Funds

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	August 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	August 2, 2013

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	August 2, 2013

* Print the name and title of each signing officer under his or her signature.